Reinsurance (Effects of Reinsurance on Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Premiums, reinsurance and other receivables	$ 13,853	$ 18,104
Deferred policy acquisition costs and value of business acquired	6,339	5,777	$ 5,860
Total assets	20,192	23,881
Liabilities:
Future policy benefits	32,752	30,508
Policyholder Account Balances	36,579	36,725	$ 36,585
Other policy-related balances	2,712	2,802
Other Liabilities	5,445	3,925
Total liabilities	77,488	73,960
Direct
Assets:
Premiums, reinsurance and other receivables	1,161	765
Deferred policy acquisition costs and value of business acquired	6,638	6,013
Total assets	7,799	6,778
Liabilities:
Future policy benefits	32,520	29,214
Policyholder Account Balances	35,838	36,013
Other policy-related balances	1,035	999
Other Liabilities	4,525	2,620
Total liabilities	73,918	68,846
Assumed
Assets:
Premiums, reinsurance and other receivables	23	161
Deferred policy acquisition costs and value of business acquired	71	218
Total assets	94	379
Liabilities:
Future policy benefits	232	1,294
Policyholder Account Balances	741	712
Other policy-related balances	1,677	1,804
Other Liabilities	13	87
Total liabilities	2,663	3,897
Ceded
Assets:
Premiums, reinsurance and other receivables	12,669	17,178
Deferred policy acquisition costs and value of business acquired	(370)	(454)
Total assets	12,299	16,724
Liabilities:
Future policy benefits	0	0
Policyholder Account Balances	0	0
Other policy-related balances	0	(1)
Other Liabilities	907	1,218
Total liabilities	$ 907	$ 1,217